COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
--------------------------------------------------------------------------------
ANNUAL REPORT
SEPTEMBER 30, 1997

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                          PRINCIPAL
       RATING*             AMOUNT
     (UNAUDITED)            (000)                               DESCRIPTION                                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                            COMMERCIAL MORTGAGE-BACKED SECURITIES 99.9%
                                            AETNA COMMERCIAL MORTGAGE,
         AAA                 $ 500                    6.89%, Series 1995-C5, Class C, 12/26/30                       $  503,243
                                            ASSET SECURITIZATION CORP.,
         AA                  1,000                    7.36%, Series 1996-D2, Class A2, 02/14/29                       1,046,267
         AAA                 2,500                    7.47%, Series 1996-D3, Class A1D, 10/13/26                      2,649,928
                                            CBA MORTGAGE CORP.,
          A                    367                    7.73%, Series 1993-C1, Class D, 12/25/03                          370,407
         BBB                 1,000                    7.96%, Series 1993-C1, Class D, 12/25/03                        1,013,304
                                            CAROLINA FIRST BANK,
         BBB                 3,000                    7.64%, Series 1996 C1, Class B, 03/18/27                        3,015,000
                                            CAROUSEL CENTER FINANCE, INC.,
         BBB+                1,341                    7.53%, Series 1, Class C, 10/15/07                              1,368,340
                                            CHASE COMMERCIAL MORTGAGE SECURITIES CORP.,
         BB-                 1,984                    7.37%, Series 1997-1, Class G, 12/19/11                         1,796,787
                                            CITIBANK, N.A. MULTIFAMILY MORTGAGE,
         BBB+                3,000                    8.00%, Series 1994-1, Class M1, 01/25/19                        3,144,375
                                            CS FIRST BOSTON MORTGAGE SECURITIES CORP.,
         BBB                   500                    8.01%, Series 1995AEW1, Class D, 11/25/27                         514,062
                                            DONALDSON, LUFKIN, JENRETTE MORTGAGE ACCEPTANCE CORP.
         BBB                 3,000                    9.40%, Series 1993-MF7, Class B, 06/18/03                       3,239,887
         BBB-                3,000                    8.16%, Series 1997-C1, Class B2, 05/15/30                       3,149,076
                                            FDIC REAL ESTATE MORTGAGE INSURANCE CORP.,
         AA                  4,000                    8.45%, Series 1994-C1, Class 2C, 09/25/25                       4,137,500
         AAA                   230                    7.85%, Series 1994-C1, Class 2A2, 09/25/25                        231,656
         BBB                 3,000                    7.25%, Series 1996-C1, Class ID, 05/25/26                       3,027,805
                                            FIRST UNION-LEHMAN BROTHERS COMMERCIAL MORTGAGE,
         BB                  2,000                    7.00%, Series 1997-C1, Class F, 04/18/29                        1,816,622
                                            GENERAL MOTORS ACCEPTANCE CORP.,
         BB+                 3,000                    7.86%, Series 1996-C1, Class E. 10/15/28                        3,056,978
                                            J.P. MORGAN, COMMERCIAL MORTGAGE FINANCE CORP.,
         BBB                 2,500                    7.30%, Series 1996-C2, Class D, 11/25/27                        2,543,581
         BBB-                2,153                    6.67%, Series 1997-SPC1, Class D, 06/25/27                      2,163,119
                                            LB Commercial Conduit Mortgage Trust,
         BBB                 2,000                    7.05%, Series 1995-C2, Class D, 09/25/25                        2,020,291
                                            LTC COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES,
          A                  2,125                    7.65%, Series 1994-1, Class C, 06/15/26                         2,213,748
         BBB                 2,000                    7.97%, Series 1996, Class D, 04/15/28                           2,095,019
                                            MERRILL LYNCH MORTGAGE INVESTMENTS, INC., PASS-THROUGH CERTIFICATES,
         BBB-                3,000 #                  6.96%, Series 1996-C1, Class A3, 11/21/28                       2,927,999
                                            MORGAN STANLEY CAPITAL INVESTMENTS, INC., PASS-THROUGH CERTIFICATES,
         Baa3                3,000                    7.85%, Series 1997-C1, Class E, 02/15/20                        3,102,391
         BBB-                3,500                    7.54%, Series 1995-HF1, Class D, 02/15/27                       3,587,500
         AA                  2,656                    7.33%, Series 1997-HF1, Class B, 07/15/29                       2,748,960
         BBB-                1,700                    7.51%, Series 1996-C1, Class D2, 02/15/06                       1,711,687
                                            MIDLAND REALTY ACCEPTANCE CORP.,
         BBB                 3,000                    7.64%, Series 1996-C2, Class D, 01/25/29                        3,123,548
                                            MORTGAGE CAPITAL FUNDING, INC.,
         BBB                 2,000                    8.52%, Series 1994-MC1, Class A5, 06/25/19                      2,130,000
          A                  2,000                    7.41%, Series 1997-MC1 Class C, 07/20/27                        2,075,625
         BBB-                2,368                    7.70%, Series 1996-MC1, Class F, 05/15/06                       2,417,900
         BB                  1,000                    7.15%, Series 1996-MC1, Class G, 06/15/06                         953,906



                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------
                          PRINCIPAL
       RATING*             AMOUNT
     (UNAUDITED)            (000)                               DESCRIPTION                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                                            NATIONSLINK FUNDING CORP.,
         BBB-               $2,700                    7.69%, Series 1996-1, Class E, 02/20/06                         $2,778,891
         BB                  1,000                    7.35%, Series 1996-1, Class F, 02/20/06                            963,125
                                            NB COMMERCIAL MORTGAGE CERTIFICATE
         BB                  2,500                    8.73%, Series FSI, Class E, 10/20/23                             2,267,578
                                            NOMURA ASSET CAPITAL CORP.,
         BBB                 1,000                    7.64%, Series 1993-M1, Class A1, 11/25/03                        1,021,563
                                            OREGON COMMERCIAL MORTGAGE,
          A                  3,000                    7.60%, Series 1995-1 Class C, 06/01/23                           3,052,500
                                            PAINE WEBBER MORTGAGE ACCEPTANCE CORP.,
         BBB                 2,000                    7.30%, Series 1995 MI, Class D, 01/15/07                         2,020,168
          A                  2,000                    6.90%, Series 1995 M2, Class C, 12/01/03                         2,013,494
                                            PHOENIX REAL ESTATE SECURITIES, INC.,
          A-                 3,545                    8.00%, Series 1993-1, Class C 11/25/23                           3,578,234
                                            RESOLUTION TRUST CORP.,
          A                  1,808                    7.10%, Series 1993-C3, Class D, 12/25/24                         1,809,990
          A                    574                    8.00%, Series 1994-C1, Class D, 06/25/26                           586,352
         BBB                 3,000                    6.90%, Series 1995-C1, Class D, 02/25/27                         2,977,500
         BB                  2,280                    8.00%, Series 1994-C2, Class G, 04/25/25                         2,290,056
         BB-                 2,213                    8.00%, Series 1994-C1, Class F, 06/25/26                         2,217,060
         BBB                 2,685                    7.00%, Series 1995-C2, Class D, 05/25/27                         2,668,230
                                            SALOMON BROTHERS MORTGAGE SECURITIES,
         AA                  3,000                    7.13%, Series 1996-C1, Class B, 01/20/28                         3,071,338
                                            SOUTHERN PACIFIC SECURITIES,
         BBB                 1,000                    7.20%, Series 1996-C1, Class D, 09/25/26                         1,028,750
                                            STRUCTURED ASSET SECURITIES CORP. MULTI,
         BBB                 3,000                    7.38%, Series 1995-C1, Class D, 09/25/24                         3,048,632
         AA                  1,900                    7.00%, Series 1995-C4, Class C, 06/25/26                         1,911,832
         BBB                 3,000                    7.50%, Series 1996-CFL, Class F, 02/25/28                        2,987,890
         BBB                 1,970                    7.75%, Series 1996-CFL, Class E, 02/25/28                        2,015,275
                                            TVO SOUTHWEST,
          A                  4,500                    9.38%, Series 1994-MF1, Class A2, 11/18/04                       4,885,713
                                            WHP COMMERCIAL MORTGAGE,
          A                  2,000                    7.76%, Series 1995-C1, Class C, 07/20/25                         2,014,765
                                                                                                                      -----------
                                            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $116,448,718)           121,105,447

                                            SHORT-TERM INVESTMENTS                                           0.9%
                                            FEDERAL HOME LOAN BANK DISCOUNT NOTES
                             1,080          5.55% DUE 10/1/97 (COST $1,080,000)                                         1,080,000
                                                                                                                      -----------
                                            TOTAL INVESTMENTS (COST $117,528,718)                          100.8%     122,185,447
                                            LIABILITIES IN EXCESS OF OTHER ASSETS                           -0.8%        (934,509)
                                                                                                           ----------------------
                                            NET ASSETS                                                    100.00%    $121,250,938
                                                                                                          =======================

  ---------------------
  *  Using the higher of Standard & Poor's, Moody's or Fitch's rating.
  # Principal amount of securities pledged as collateral of $2,927,999 on 223 net short U.S. Treasury Notes and 244 long U.S. Treasury Bonds future contracts expiring December 1997. The value of such contracts on September 30, 1997 was $58,265,719, resulting in an unrealized gain of $145,062.


                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $117,528,718)          $122,185,447
Cash                                                     25,439
Interest receivable                                     742,393
Investments sold receivable                           6,170,049
Other assets                                              5,323
                                                   ------------
                                                    129,128,651
                                                   ------------
LIABILITIES
Fund share payable                                    7,000,000
Dividends payable                                       765,748
Accrued expenses payable                                 76,372
Futures margin payable                                   35,593
                                                   ------------
                                                      7,877,713
                                                   ------------

NET ASSETS                                         $121,250,938
                                                   ============

Net assets were comprised of :
  Common stock, at par                             $        114
  Paid-in capital in excess of par                  115,051,577
  Accumulated net realized gain                       1,395,583
  Net unrealized appreciation                         4,803,664
                                                   ------------
  Net assets                                       $121,250,938
                                                   ============

Net asset value per share                          $   1,056.37
                                                   ============

Total shares outstanding                                114,781
                                                   ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                             For the Year
                                                                  Ended
                                                                9/30/97
                                                               ---------
INVESTMENT INCOME:
    Interest                                                  $ 9,703,750
                                                              -----------

Expenses:
    Investment advisory fee                                       323,455
    Administration fee                                            297,578
    Custodian fee                                                  35,867
    Transfer agent fee                                             39,315
    Legal and audit                                                59,895
    Printing                                                       12,803
    Registration fees                                              12,948
    Trustees fees                                                   2,719
    Other                                                          15,212
                                                              -----------
      Total expenses                                              799,792

      Less fees voluntarily waived                               (321,079)
                                                              -----------
        Total expenses                                            478,713
                                                              -----------
    Net investment income                                       9,225,037
                                                              -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on:
    Investment transactions                                     1,508,880
    Futures contracts                                             190,793
                                                              -----------
                                                                1,699,673
                                                              -----------
Net change in unrealized appreciation on:
    Investments                                                 4,455,143
    Futures contracts                                              74,427
                                                              -----------
                                                                4,529,570
                                                              -----------
Net gain on investments                                         6,229,243
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $15,454,280
                                                              ===========

--------------------------------------------------------------------------------

                        See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            For the Period               For the Period
                                                 For the Year                   4/1/96                      7/1/95
                                                     Ended                     through                     through
INCREASE (DECREASE) IN NET ASSETS:                  9/30/97                     9/30/96                     3/31/96
                                                   ---------                  -----------                 -----------
Operations:
    Net investment income                        $  9,225,037                 $ 4,517,391                $  6,730,980
    Net realized gain on investments                1,699,673                     152,944                   1,500,904
    Net unrealized appreciation
        (depreciation) on investments               4,529,570                    (512,048)                 (2,710,415)
                                                 -----------                  ------------               -------------
    Net increase in net assets resulting
        from operations                            15,454,280                   4,158,287                   5,521,469
                                                 -----------                 ------------                ------------
Distributions to shareholders from:
    Net investment income                          (9,225,037)                 (4,517,391)                 (6,730,980)
    Net realized gain                              (1,202,447)                         --                  (4,324,463)
                                                 -----------                 ------------                ------------
                                                  (10,427,484)                 (4,517,391)                (11,055,443)
                                                 -----------                 ------------                ------------

Capital share transactions:
    Proceeds from shares subscribed                        --                          --                          --
    Net asset value of shares issued
        in reinvestment
    of dividend distributions                      10,413,147                   4,527,992                  10,293,458
    Net asset value of shares redeemed            (15,927,042)                         --                          --
                                                 -----------                 ------------                ------------
                                                   (5,513,895)                  4,527,992                  10,293,458
                                                 -----------                 ------------                ------------

    Total increase (decrease) in net assets          (487,099)                  4,168,888                   4,759,484
                                                 -----------                 ------------                ------------

NET ASSETS:

    Beginning of period                           121,738,037                 117,569,149                 112,809,665
                                                 -----------                 ------------                ------------
    End of period                                $121,250,938                $121,738,037                $117,569,149
                                                 ===========                 ============                ============

--------------------------------------------------------------------------------

                        See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              For the Year      For the Period        For the Period              For the Period
FOR A SHARE OUTSTANDING THROUGHOUT               Ended          4/1/96 through        7/1/95 through            10/6/94 (a) through
   THE PERIOD                                   9/30/97             9/30/96               3/31/96                     6/30/95
                                               ---------         -----------          ------------               --------------
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning of period           $1,016.08           $1,019.41             $1,068.11                 $1,000.00
                                               ---------           ---------             ---------                 ---------
    Net investment income (b)                      73.74               38.33                 61.37                     55.81
    Net realized and unrealized gain
        (loss) on investments                      49.82               (3.33)                (9.06)                    68.11
                                               ---------           ---------             ---------                 ---------
    Net increase from investment
        operations                                123.56               35.00                 52.31                    123.92
                                               ---------           ---------             ---------                 ---------
    Distributions from net investment
        income                                    (73.74)             (38.33)               (61.37)                   (55.81)
    Distributions from net realized
        capital gains                              (9.53)                 --                (39.64)                       --
                                               ---------           ---------             ---------                 ---------
         Total dividends and distributions        (83.27)             (38.33)              (101.01)                   (55.81)
                                               ---------           ---------             ---------                 ---------
    Net asset value, end of period             $1,056.37           $1,016.08             $1,019.41                 $1,068.11
                                               =========           =========             =========                 =========

TOTAL RETURN                                      12.67%               3.53%                 5.02%                    12.78%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period
    (in thousands)                              $121,251            $121,738              $117,569                  $112,810
Ratio of expenses to average
    net assets                                     0.37%               0.37%(b)              0.37%(b)                  0.37%(b)
Ratio of expenses to average
    net assets (excluding waivers)                 0.62%               0.51%(b)              0.37%(b)                  0.45%(b)
Ratio of net investment income to
    average net assets                             7.13%               7.60%(b)              7.77%(b)                  7.54%(b)
Ratio of net investment income to
    average net assets
    (excluding waivers)                            6.88%               7.45%(b)              7.76%(b)                  7.46%(b)
Portfolio turnover                                   52%                 24%                  119%                      215%


--------------------------------------------------------------------------------
(a) Commencement of investment operations
(b) Annualized

                        See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.         ORGANIZATION AND ACCOUNTING POLICIES

        Compass Capital FundsSM (the "Fund") (formerly The PNC(R) Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

        As of September 30, 1997, 99.97% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.

        The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Futures contracts are valued at the last sale price as of the close of the commodities exchange on which they trade. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

        Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

        In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME:   Securities  transactions  are
recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

NOTE 2.         TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

        Pursuant to an Investment Advisory Agreement, BlackRock Financial Management, Inc. ("BlackRock"), an indirect wholly-owned subsidiary of PNC Bank Corp., serves as investment adviser to the Portfolio. For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the annual rate of .25% of the Portfolio's average daily net assets.

        BlackRock may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the year ended September 30, 1997, advisory fees and waiver for the Portfolio were as follows:

                                     GROSS                            NET
                                ADMINISTRATION                  ADMINISTRATION
                                      FEE            WAIVER           FEE
                                --------------       ------     --------------
Multi-Sector Mortgage
Securities Portfolio III           $323,455         $45,000       $278,455


        PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million, .19% of the next $1 billion and .18% of the average daily net assets in excess of $2 billion.

        PFPC, CCG and CDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the year ended September 30, 1997, administration fees and waivers for the Portfolio were as follows:

                                     GROSS                             NET
                                ADMINISTRATION                   ADMINISTRATION
                                      FEE           WAIVER            FEE
                                --------------      ------      --------------
Multi-Sector Mortgage
Securities Portfolio III           $297,578        $276,079         $21,499


        In addition, PNC Bank, National Association serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

        BlackRock voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of average daily net assets for the year ended September 30,1997.


NOTE 3.         PORTFOLIO SECURITIES

        Purchases and sales of investment securities, other than short-term investments and government securities, for the year ended September 30, 1997 were $55,892,804 and $58,914,428, respectively. Purchases and sales of government securities for the year ended September 30, 1997 were $7,902,816 and $7,893,875, respectively. The federal income tax basis of the investments of the Portfolio at September 30,1997 was $117,528,718 and, accordingly, as of September 30, 1997 net unrealized appreciation for federal income tax purposes aggregated $4,656,729 which $4,774,577 related to appreciated securities and $117,848 related to depreciated securities.


NOTE 4.         CAPITAL SHARES

        Transactions in capital shares were as follows:

                                                                   For the Period    For the Period
                                                     For the Year      04/01/96          07/01/95
                                                        Ended          Through           Through
                                                       09/30/97        09/30/96          03/31/96
                                                       --------        --------          --------
Shares subscribed ...................................        --              --                --
Shares issued in connection with the
  reinvestment of dividends and distributions .......    10,081           4,481             9,740
                                                         ------           -----             -----
                                                         10,081           4,481             9,740
Shares redeemed .....................................   (15,112)             --                --
                                                         ------           -----             -----
Net increase (decrease) .............................    (5,031)          4,481             9,740
                                                         =======           =====             =====

NOTE 5.         MERGER

        On September 28, 1995 and September 29, 1995, respectively, the Board of Directors of The BFM Institutional Trust, Inc. ("BIT") and the Board of Trustees of the Fund approved an asset purchase agreement between BIT and the Fund providing for the acquisition by the Fund of all of the assets and liabilities of the BIT Multi-Sector Mortgage Securities Portfolio III (the "BIT Predecessor Portfolio") in exchange for shares of the Portfolio. At a special meeting of shareholders held on December 20, 1995, the shareholders of the BIT Predecessor Portfolio approved the asset purchase agreement. Pursuant to the asset purchase agreement, on April 25, 1996, all of the assets and liabilities of the BIT Predecessor Portfolio were transferred to the Fund in a tax-free exchange for Institutional shares of the Portfolio. The details of this business combination are set forth below.

        The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced combination. The BIT Predecessor Portfolio was the accounting survivor in this business combination, and the Portfolio maintains all of the operating history of the BIT Predecessor Portfolio.

                         BFM Institutional Trust, Inc.
          ----------------------------------------------------------

                                                               Unrealized
                                              Net Asset       Appreciation
                             Shares at        Value at       (Depreciation)
Fund Name                     4/25/96         4/25/96          at 4/25/96
------------------           ---------      ------------      -------------
BFM Multi-Sector
Mortgage Portfolio III         116,079      $117,356,191       ($623,301)






                            Compass Capital Funds
          ---------------------------------------------------------
                                                Combined
                              Shares           Net Assets
         New                 Issued in            After             NAV
      Portfolio              Business           Business            per
        Name                Combination        Combination         Share
     -----------            ------------       -----------         -----
 Compass Capital
 Multi-Sector Mortgage
 Portfolio III                116,079         $117,356,191        $1,011

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:

                We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Multi-Sector Mortgage Securities Portfolio III of the Compass Capital Funds (the "Fund"), as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 1, 1996 to September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended March 31, 1996 and the financial highlights for the periods ended June 30, 1995 and March 31, 1996, of The
Multi-Sector Mortgage Securities Portfolio III of the Compass Capital Fund (formerly the BFM Institutional Trust Inc.) were audited by other auditors, whose report dated May 22, 1996 expressed an unqualified opinion thereon.

                We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Multi-Sector Mortgage Securities Portfolio III of the Compass Capital Funds, as of September 30, 1997, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended, and for the period from April 1, 1996 to September 30, 1996, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 14, 1997

                       THIS PAGE INTENTIONALLY LEFT BLANK

                   CO-ADMINISTRATOR AND DISTRIBUTOR
                   Compass Distributors, Inc.
                   West Conshohocken, PA 19428

                   CO-ADMINISTRATOR AND TRANSFER AGENT
                   PFPC Inc.
                   Wilmington, DE 19809

                   INVESTMENT ADVISER
                   BlackRock Financial Management, Inc.
                   New York, NY 10154

                   CO-ADMINISTRATOR
                   Compass Capital Group, Inc.
                   New York, NY 10154

                   CUSTODIAN
                   PNC Bank, National Association
                   Philadelphia, PA 19101

                   COUNSEL
                   Simpson, Thatcher & Bartlett
                   New York, NY 10017

                   INDEPENDENT ACCOUNTANTS
                   Coopers & Lybrand, L.L.P.
                   Philadelphia, PA 19103


                   This  report is for  shareholder
                   information.   This   is  not  a
                   prospectus  intended  for use in
                   the  purchase  or  sale  of Fund
                   shares.

                   Compass Capital Funds
                   103 Bellevue Parkway
                   Wilmington, DE 19809


--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------